Convertible Senior Notes	12 Months Ended
Dec. 31, 2012
Convertible Senior Notes.
Convertible Senior Notes

(11)              Convertible Senior Notes

On December 13, 2007, the Company sold in a public offering an aggregate US$172,500 principal amount zero coupon convertible senior notes due 2012 (the “Convertible Senior Notes”). The net proceeds from the offering, after deducting the offering expenses payable by the Company, were approximately US$166,800. The Convertible Senior Notes are convertible, subject to dilution protection adjustment, at an initial conversion rate of 23.0415 ADSs per US$1 principal amount of Convertible Senior Notes (equivalent to a conversion price of approximately US$43.40 per ADS, and a total number of shares to be converted of 3,974,659).  Unless previously redeemed, repurchased or converted, the Convertible Senior Notes mature on December 15, 2012, at a redemption price of US$1.2883 which is equivalent to 128.83% of the US$1 principal amount to be redeemed.

Management has determined that the conversion feature embedded in the Convertible Senior Notes should not be bifurcated and accounted for as a derivative pursuant to FASB ASC Topic 815-15, since the embedded conversion feature is indexed to the Company’s own stock and would have been classified in shareholders’ equity if it were a free-standing derivative instrument. Further, management has determined that the embedded call and put options that may accelerate the settlement of the Convertible Senior Notes are clearly and closely related to the debt host contract because the amount paid upon settlement is fixed at a price equal to the principal amount plus any unpaid guaranteed return to the note holders.  Therefore, the embedded call and put options are not accounted for as a separate derivative pursuant to FASB ASC Topic 815-15.

Since the conversion price of the Convertible Senior Notes exceeds the market price of the Company’s ordinary shares on the date of issuance, no portion of the proceeds from the issuance was accounted for as the conversion feature. Costs incurred by the Company that were directly attributable to the issuance of Convertible Senior Notes, were deferred and being charged to the consolidated statements of comprehensive income using the effective interest rate method.

The equity component (conversion option) of the Convertible Senior Notes was determined to be US$6,046 (RMB 44,479) at the issuance date and, accordingly, the initial carrying amount of the Convertible Senior Notes was US$166,454 (RMB 1,224,569). The resulting debt discount of US$6,046 (RMB 44,479) is amortized and interest expense is recognized using an effective interest rate of 6.46%.

On December 15, 2010, US$171,300 (RMB 1,140,276) aggregate principle amount of the Convertible Senior Notes plus the accrued unpaid interest payable of US$28,145 (RMB 187,347) was repurchased by the Company and settled in cash.

On December 14, 2012, the remaining principle balance of US$1,200 (RMB 7,552) plus the accrued unpaid interest payable of US$346 (RMB 2,177) was repurchased by the Company and settled in cash.

The Convertible Senior Notes as of December 31, 2011 and 2012 are summarized in the following table:

	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Principal amount of Convertible Senior Notes	7,561	—	—
Cumulative interest payable	1,657	—	—
Net carrying amount	9,218	—	—

Conversion option subject to cash settlement or debt discount is amortized as interest expense through December 15, 2010, the earliest date the holders of the Convertible Senior Notes can demand payment. Debt issuance costs of US$5,473 as of December 13, 2007 have been capitalized and are being amortized on a straight-line basis, which approximate the effective interest rate method from the date the convertible notes were issued to December 15, 2010.

Interest relating to the Convertible Senior Notes was recognized as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Contractual coupon interest	64,786	1,483	520	84
Amortization of debt discount	14,103	—	—	—
Amortization of debt issuance costs	11,846	—	—	—
Interest cost capitalized	(34,789)	(362)	(65)	(10)
Total interests expense	55,946	1,121	455	74